Details of Significant Accounts - Current financial assets, schedule of current financial assets at amortized cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Time deposits with maturities over three months	$ 36,400		$ 36,300
Non-current financial assets at amortized cost	15,122		$ 10,173
Interest income from financial assets at amortized cost	$ 897	$ 772